TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses and Summary Prospectuses, as applicable

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Transamerica Balanced II

The following risk is added to the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund following "Market" risk:

Asset Class Allocation – The fund's ability to achieve its investment objectives depends, in large part, upon the sub-adviser's skill in determining the fund's asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique, strategy or issuer is incorrect.

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Transamerica Emerging Markets Debt

The following sentence is added as the seventh paragraph under "More on Each Fund's Strategies and Investments – Transamerica Emerging Markets Debt" in the applicable Prospectuses relating to the fund:

The fund may also invest in the China Interbank Bond Market through China's Bond Connect program.

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Transamerica Global Real Estate Securities

The following paragraph is added as the third paragraph under "More on Each Fund's Strategies and Investments – Transamerica Global Real Estate Securities" in the applicable Prospectuses relating to the fund:

As a part of its fundamental investment process, the sub-adviser considers the impact of environmental, social and governance ("ESG") risks and opportunities on issuers and makes a determination regarding the materiality of such ESG factors when making investment decisions for the fund. ESG factors are not the sole considerations when making investment decisions for the fund and the sub-adviser's evaluation of ESG factors is subjective and may change over time.

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Transamerica High Quality Bond

The following sentence is added to the end of the third paragraph under "Principal Investment Strategies" in the applicable Prospectus and Summary Prospectus relating to the fund, and under "More on Each Fund's Strategies and Investments – Transamerica High Quality Bond" in the applicable Prospectus relating to the fund:

The fund may also invest in high-yield bonds (commonly known as "junk bonds").

The following risk is added to the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund following "Foreign Investments" risk:

High-Yield Debt Securities – High-yield debt securities, commonly referred to as "junk" bonds, are securities that are rated below "investment grade" or, if unrated, determined to be below investment grade by the sub-adviser. Issuers of junk bonds are typically in weaker financial health. Changes in interest rates, the market's perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities, and they may result in losses for the fund. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

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Transamerica Mid Cap Value

The following sentence is deleted from the first paragraph under "Principal Investment Strategies" in the applicable Prospectus and Summary Prospectus relating to the fund, and deleted from the third paragraph under "More on Each Fund's Strategies and Investments

– Transamerica Mid Cap Value" in the applicable Prospectus relating to the fund:

The fund may also invest up to 15% of its net assets in real estate investment trusts ("REITs").

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Transamerica Multi-Managed Balanced

The following risk is added to the "Principal Risks" section of the applicable Prospectuses and Summary Prospectuses relating to the fund following "Market" risk:

Asset Class Allocation – The fund's ability to achieve its investment objectives depends, in large part, upon the sub-adviser's skill in determining the fund's asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique, strategy or issuer is incorrect.

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Transamerica Small Cap Growth

The following paragraph is added as the third paragraph under "More on Each Fund's Strategies and Investments – Transamerica Small Cap Growth" in the applicable Prospectuses relating to the fund:

The sub-adviser also views environmental, social and governance ("ESG") factors as another input alongside traditional fundamental financial analysis when making investment decisions. The sub-adviser evaluates a company's ESG strengths and weaknesses based on its internal research process, public company documents, websites, SEC filings, third-party research, and conversations with management. The goal of this process is to identify material ESG risks and opportunities for each company and the potential for financial impacts.

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Transamerica Small Cap Value

The following paragraph is added as the fourth paragraph under "More on Each Fund's Strategies and Investments – Transamerica Small Cap Value" in the applicable Prospectuses relating to the fund:

The sub-adviser researches environmental, social and governance ("ESG") factors as part of its bottom-up, fundamental analysis. As part of this research, the sub-adviser utilizes information from the MSCI ESG database. The MSCI ESG database provides real-time reports that notify the sub-adviser of any changes in MSCI's objective ESG assessment of portfolio holdings.

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Transamerica Total Return

"Focused Investing" risk is deleted from the "Principal Risks" section of the applicable Prospectus and Summary Prospectus relating to the fund.

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The following risk is added alphabetically to the "More on Risks of Investing in the Funds" section of the Class A, C, I, R1 and R6 Prospectus, Class R and R4 Prospectus and Class T2 Prospectus:

Asset Class Allocation: A fund's ability to achieve its investment objectives depends, in large part, upon the sub-adviser's skill in determining, as applicable, the fund's asset class allocation and reallocation from time to time. These allocations may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub- adviser's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique, strategy or issuer is incorrect. The sub-adviser may favor an asset class that performs poorly relative to other asset classes.

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The following paragraph is added to the end of "Floating Rate Loans" risk in the "More on Risks of Investing in the Funds" section of the applicable Prospectuses:

Floating rate loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders like a fund for floating rate loan investments, borrowers may limit these covenants and weaken a lender's ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A fund may experience greater losses or delays and expenses in enforcing its rights with respect to floating rate loans with fewer restrictive covenants.

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The following risk is added alphabetically to the "More on Risks of Investing in the Funds" section of the Class A, C, I, R1 and R6 Prospectus and Class I2 Prospectus:

Investments in the China Interbank Bond Market: A fund is subject to additional risks when investing through China's Bond Connect program ("Bond Connect"), which allows non-Chinese investors to purchase certain fixed-income investments available from the China Interbank Bond Market. The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. because Bond Connect uses the trading infrastructure of both Hong Kong and China. If either one or both markets involved are closed on a day a fund is open, the fund may not be able to add to or exit a position on such a day, which could adversely affect the fund's performance. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time, and if such an event occurs, a fund could sell, but could no longer purchase, such securities through Bond Connect. Investing through Bond Connect also includes the risk that a fund may have a limited ability to enforce rights as a bondholder as well as the risks of settlement delays and counterparty default related to the sub-custodian. Securities purchased through Bond Connect generally may not be sold, purchased, or otherwise transferred other than through Bond Connect in accordance with applicable rules. Further regulations, restrictions, interpretation or guidance, such as limitations on redemptions and availability of securities, may adversely impact Bond Connect. There can be no assurance that Bond Connect will not be restricted, suspended, or abolished. With respect to tax treatment, investments via Bond Connect could result in unexpected tax liabilities for a fund.

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The following paragraph is added to the end of "Loans" risk in the "More on Risks of Investing in the Funds" section of the applicable Prospectuses:

Loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders like a fund for loan investments, borrowers may limit these covenants and weaken a lender's ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A fund may experience greater losses or delays and expenses in enforcing its rights with respect to loans with fewer restrictive covenants.

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The third paragraph in the "Market" risk in the "More on Risks of Investing in the Funds" section of all the Prospectuses is replaced in its entirety with the following:

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks took steps to support financial markets during the last decade following the financial crisis that began in 2007, including by keeping interest rates at historically low levels and by purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market ("quantitative easing"). Similar steps were taken again in 2020 in an effort to support the coronavirus pandemic. This and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Future policy changes by the Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases or reducing quantitative easing, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which a fund invests.

The fifth paragraph in the "Market" risk in the "More on Risks of Investing in the Funds" section of all the Prospectuses is replaced in its entirety with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, pandemics, epidemics and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, a fund's exposure to the risks described elsewhere in this prospectus will likely increase. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a fund's investments may be negatively affected.

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The following risk is added alphabetically to the "More on Risks of Investing in the Funds" section of all the Prospectuses:

Recent Events: The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of a fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

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Investors Should Retain this Supplement for Future Reference

May 14, 2020